Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Operating lease expense and supplemental cash flow information related to operating leases
Supplemental cash flow information related to operating leases was as follows:

	For the years ended December 31,
	2022	2023	2023
	RMB	RMB	US$
	(In millions)
Cash payments for operating leases	3,014	3,463	488
ROU assets obtained in exchange for operating lease liabilities	2,559	3,938	555

Schedule of future lease payments under operating leases
Future lease payments under operating leases as of December 31, 2023 were as follows:

	Operating leases
	RMB	US$
	(In millions)
Year ending December 31,
2024	3,182	448
2025	2,298	324
2026	1,664	234
2027	1,032	145
2028	291	41
Thereafter	324	46

Total future lease payments	8,791	1,238
Less: Imputed interest	643	90

Total lease liability balance	8,148	1,148